Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense and Write Offs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 2,818	$ 2,811	$ 2,811
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	998	999	950
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	1,775	1,774	1,774
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 5,591	$ 5,584	$ 5,535